BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2016
BUSINESS COMBINATION
BUSINESS COMBINATION

8      BUSINESS COMBINATION

The movement of goodwill is set out as below:

	As at December 31
	2015	2016

Balance at the beginning of the year	1,294,664	1,294,664
Addition during the year	—	46,423

Balance at end of year	1,294,664	1,341,087

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

EDC Holding Acquisition

Prior to the acquisition, the Company held a 7% non-controlling equity interest in EDC Holding which was accounted for under the cost method. EDC Holding is principally engaged in providing colocation services in the PRC.

On June 30, 2014, in an effort to enhance its service offering and to increase business synergy, the Company acquired all the equity interests in EDC Holding (preferred and ordinary shares) it did not already own, for a consideration comprising 88,352,558 ordinary shares and 110,810,606 redeemable preferred shares of the Company, consisting of 14,149,705 Series A* redeemable preferred shares (“Series A* Shares”), 33,959,293 Series B1 redeemable preferred shares (“Series B1 Shares”), 25,618,413 Series B2 redeemable preferred shares (“Series B2 Shares”), 14,045,432 Series B3 redeemable preferred shares (“Series B3 Shares”) and 23,037,763 Series B4 redeemable preferred shares (“Series B4 Shares”). The fair value of the consideration was determined by management with the assistance of a third party appraiser and was considered more reliably measured than the acquisition-date fair value of the acquiree’s equity interests.

Prior to the acquisition, the Company and EDC Holding had certain shareholders who held preferred shares in both companies with different ownership interests. None of these shareholders or any other ordinary or preferred shareholders individually or as a group acting in concert held more than 50% of the voting interest of each entity. The Company accounted for the business combination by applying the acquisition method of accounting. The Company completed the acquisition of EDC Holding on June 30, 2014, the date on which the consideration was transferred, and control was obtained to govern the financial and operating policies of EDC Holding and obtain benefits from its activities.

The Company was identified as the accounting acquirer for the following reasons: (i) the Company was the entity that issued the new equity interests; (ii) a shareholder of the Company held the largest minority voting interest in the combined entity; (iii) the Company’s shareholders have the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity; (iv) the Company’s management dominates the management of the combined entity after the acquisition; and (v) the Company has a significantly larger relative size in terms of revenue and operations than that of EDC Holding.

Total fair value of consideration transferred at acquisition date was as follows:

Fair value of ordinary shares issued	472,945
Fair value of redeemable preferred shares issued	711,297

Total fair value of total consideration transferred	1,184,242

The fair value of the ordinary shares issued was US$0.87 per share and the fair values of the various series of preferred shares issued ranged from US$0.93 to US$1.13 per share or on average approximately US$1.04 per share. Each series of preferred shares issued had different terms; in particular, the redemption amount of each series of preferred shares was different.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration transferred		1,184,242
Fair value of non-controlling equity interest previously held by the Company	(i)	62,506

Sub-total		1,246,748

Effective settlement of pre-existing relationships	(ii)	549,521

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(40,999)
Property and equipment	(iii)	(1,535,246)
Identifiable intangible assets	(iv)	(60,322)
Other assets		(96,508)
Short-term borrowings and current portion of long-term borrowings		178,638
Accounts payable		290,326
Obligations under capital leases, current		35,234
Long-term borrowings, excluding current portion		342,130
Deferred tax liabilities		45,748
Obligations under capital leases, non-current		250,318
Other liabilities		89,076

Total identifiable net assets		(501,605)

Goodwill		1,294,664

Note (i):The gain of RMB62,506 arising from the re-measurement of the existing carrying value of investment in EDC Holding to fair value was recognized in the consolidated statement of operations. The fair value of the previous held non-controlling equity interest was determined by management with the assistance of a third party appraiser.

Note (ii):Prior to the business combination, the Company had the following pre-existing relationships with EDC Holding: (1) a prepayment due from EDC Holding of RMB254,633 for future services under a service contract with EDC Holding; (2) outstanding loans of RMB344,110 due from EDC Holding; and (3) a loan of US$8,000 (RMB49,222) issued from EDC Holding to the Company in January 2013. No gain or loss was recognized from the effective settlement of such pre-existing relationship between the Company and EDC Holding. At the acquisition date, the amount due from EDC  Holding of RMB598,743 and the amount due to EDC Holding of RMB49,222 are eliminated upon consolidation.

Note (iii):Property and equipment acquired included data center buildings of RMB624,090, properties acquired under capital lease of RMB422,874, data center equipment of RMB299,801, leasehold improvement of RMB2,694, furniture and office equipment of RMB958, vehicles of RMB749 and construction in progress of RMB184,080.

Note (iv):Identifiable intangible assets acquired consisted of customer relationships of RMB44,822 with an estimated useful life of 5 to 6 years and favorable lease of RMB15,500 with estimated useful life of 20 years.

The amounts of net revenue and net loss of EDC Holding included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2014 amounted to RMB17,880 and RMB99,949, respectively.

Guangzhou Weiteng Acquisition

On May 19, 2016, the Company acquired all of the equity interests in Guangzhou Weiteng Construction Co., Ltd. (“WTENG”) from a third party for an aggregate purchase price of RMB129,500. In May 2016, the Company paid consideration of RMB103,600 and the remaining consideration of RMB25,900 will be paid by May 19, 2017. WTENG is a limited liability company organized and existing under the PRC law and owns a data center in Guangzhou. At the date of acquisition, the data center has just commenced its operations.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair value on the acquisition date and consisted of the following major items.

	Note
Fair value of consideration		129,500
Effective settlement of pre-existing relationships upon consolidation	(i)	43,161
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		(1,237)
Property and equipment	(ii)	(281,437)
Identifiable intangible assets	(iii)	(59,500)
Other assets		(25,363)
Accounts payable		131,114
Capital lease and other financing obligations, current		12,097
Capital lease and other financing obligations, non-current		68,584
Deferred tax liabilities		21,143
Other liabilities		8,361

Total identifiable net assets		(126,238)

Goodwill	(iv)	46,423

Note (i):Prior to the acquisition of WTENG, in February and May 2016, the Company lent short-term loans of RMB40,000 and RMB2,000, respectively, to WTENG. The loans bear an interest rate of 10% per annum and mature in September 2016. No gain or loss was recognized from the effective settlement of such pre-existing relationship between the Company and WTENG. At the acquisition date, the amount due from WTENG of RMB 43,161, including loan principal of RMB42,000 and interest receivable of RMB1,161, is eliminated upon consolidation.

Note (ii):Property and equipment acquired included properties and equipment acquired under capital lease and other financing arrangement of RMB102,785, data center equipment of RMB19,895, leasehold improvement of RMB132,462 and construction in progress of RMB26,295.

Note (iii):Identifiable intangible assets acquired consisted of customer relationships of RMB59,500 with an estimated useful life of 7 to 8 years.

Note (iv):Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition of WTENG. Goodwill is assigned to the design, build-out and operation of data centers reporting unit. Goodwill primarily represents the expected synergies from combining operations of WTENG with those of the Company and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC350, goodwill is not amortized but is tested for impairment.

The amounts of net revenue and net loss of WTENG included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2016 amounted to RMB36,924 and RMB2,861, respectively.

Supplemental pro forma financial information as if acquisition had occurred as of the earliest date presented has not been provided as WTENG acquisition is not material to the Company’s results of operations.